Regulatory Matters - Schedule of Composition of Regulatory Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	$ 1,132	$ 1,150
Current regulatory assets	22	19
Total regulatory assets	1,154	1,169
Removal costs recoverable through rates
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	323	356
Deferred pension expense
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	276	318
Customer lead line replacements
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	80	86
Unamortized debt expense
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	84	84
Regulatory balancing accounts
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	65	71
Programmed maintenance expense
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	60	57
Purchase premium recoverable through rates
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	49	50
Other
Regulatory Assets [Line Items]
Total (non-current) regulatory assets	$ 195	$ 128